Information about Impaired Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	¥ 281,957		¥ 312,031
Unpaid Principal Balance	280,324		311,026
Related Allowance	85,721		97,323
Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	241,505		267,034
Unpaid Principal Balance	239,904		266,030
Related Allowance	66,203		78,293
Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,546		21,418
Unpaid Principal Balance	31,513		21,338
Related Allowance	4,636		4,421
Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	35,060		51,611
Unpaid Principal Balance	34,952		51,365
Related Allowance	13,781		18,702
Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	80,489		93,607
Unpaid Principal Balance	79,986		93,324
Related Allowance	25,910		30,552
Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	23,564		29,597
Unpaid Principal Balance	23,164		29,517
Related Allowance	3,261		4,114
All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	70,846		70,801
Unpaid Principal Balance	70,289		70,486
Related Allowance	18,615		20,504
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,522		36,685
Unpaid Principal Balance	31,522		36,685
Related Allowance	16,668		16,014
Consumer Loan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	8,930		8,312
Unpaid Principal Balance	8,898		8,311
Related Allowance	2,850		3,016
Impaired Financing Receivable with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	80,416	[1]	68,282	[1]
Unpaid Principal Balance	79,925	[1]	68,183	[1]
Impaired Financing Receivable with No Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	1,872		2,259
Unpaid Principal Balance	1,853		2,259
Impaired Financing Receivable with No Related Allowance | Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	78,544		66,023
Unpaid Principal Balance	78,072		65,924
Impaired Financing Receivable with No Related Allowance | Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	19,036		9,465
Unpaid Principal Balance	19,023		9,443
Impaired Financing Receivable with No Related Allowance | Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	4,337		4,579
Unpaid Principal Balance	4,337		4,579
Impaired Financing Receivable with No Related Allowance | Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	15,362		14,532
Unpaid Principal Balance	15,326		14,516
Impaired Financing Receivable with No Related Allowance | Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,504		17,080
Unpaid Principal Balance	12,326		17,031
Impaired Financing Receivable with No Related Allowance | All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	27,305		20,367
Unpaid Principal Balance	27,060		20,355
Impaired Financing Receivable with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	201,541	[2]	243,749	[2]
Unpaid Principal Balance	200,399	[2]	242,843	[2]
Related Allowance	85,721	[2]	97,323	[2]
Impaired Financing Receivable with Related Allowance | Consumer Housing loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	7,058		6,053
Unpaid Principal Balance	7,045		6,052
Related Allowance	2,850		3,016
Impaired Financing Receivable with Related Allowance | Corporate loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	162,961		201,011
Unpaid Principal Balance	161,832		200,106
Related Allowance	66,203		78,293
Impaired Financing Receivable with Related Allowance | Corporate Non-recourse loans | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	12,510		11,953
Unpaid Principal Balance	12,490		11,895
Related Allowance	4,636		4,421
Impaired Financing Receivable with Related Allowance | Corporate Non-recourse loans | U.S.
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	30,723		47,032
Unpaid Principal Balance	30,615		46,786
Related Allowance	13,781		18,702
Impaired Financing Receivable with Related Allowance | Other Real estate companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	65,127		79,075
Unpaid Principal Balance	64,660		78,808
Related Allowance	25,910		30,552
Impaired Financing Receivable with Related Allowance | Other Entertainment companies
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	11,060		12,517
Unpaid Principal Balance	10,838		12,486
Related Allowance	3,261		4,114
Impaired Financing Receivable with Related Allowance | All other
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	43,541		50,434
Unpaid Principal Balance	43,229		50,131
Related Allowance	18,615		20,504
Impaired Financing Receivable with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	31,522		36,685
Unpaid Principal Balance	31,522		36,685
Related Allowance	¥ 16,668		¥ 16,014

[1]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
[2]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.